Risks Arising from Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities - Market risk [member]	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
British Pound [Member]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities [Line Items]
Cash and cash held in trust | £		£ 33,922			£ 20,087
Trade and other receivables | £		240,055			104,753
Loan receivable | £		466,500			466,000
Total financial assets | £		740,477			590,840
Trade and other payables | £		829,747			998,092
Loans and borrowings | £					36,771
Total financial liabilities | £		£ 829,747			£ 1,034,863
Euro [Member]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities [Line Items]
Trade and other receivables | €			€ 7,638			€ 136,963
Total financial assets | €			20,142			183,165
Trade and other payables | €			439,797			2,171,878
Loans and borrowings | €			124,890			3,225,389
Total financial liabilities | €			564,687			5,397,267
Cash | €			€ 12,504			€ 46,202
Canadian Dollar [Member]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities [Line Items]
Total financial assets	$ 8,174,646			$ 22,949
Trade and other payables	3,085,540			3,356,916
Due to related party	1,703,100			2,744,510
Holdback payable				511,238
Lease liabilities	27,128			179,412
Loans and borrowings	299,917			340,469
Total financial liabilities	5,115,685			7,132,545
Cash	$ 8,174,646			$ 22,949